Balance Sheet Components - Cash, Cash Equivalents and Short-Term and Long-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Cash (1)	$ 345,119	$ 1,139,554
Money market funds	400,388	1,089,284
Certificates of Deposit, at Carrying Value	2,969	0
Total cash and cash equivalents	748,476	2,228,838	$ 610,917
Total marketable securities	13,451	17,459
Total cash, cash equivalents and short-term and long-term investments	761,927	2,246,297
Certificates of deposit
Investment Holdings [Line Items]
Total marketable securities	6,988	14,106
Total marketable securities
Investment Holdings [Line Items]
Total marketable securities	$ 6,463	$ 3,353